Accounting Changes - (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure Of Comparative Information Prepared Under Previous GAAP [Table Text Block]
Condensed Consolidated Statement of Earnings (Loss)

Year ended Dec. 31, 2018	Reported in accordance with IAS 18 and IAS 11	Adjustments	As reported under IFRS 15
Revenues	2,253	(4)	2,249
Fuel, carbon costs and purchased power	(1,109)	9	(1,100)
Net interest expense	(243)	(7)	(250)
Net earnings impact	(88)	(2)	(90)

Condensed Consolidated Statements of Financial Position

As at Dec. 31, 2018	Reported in accordance with IAS 18 and IAS 11	Adjustments	As reported under IFRS 15
Deferred income tax liabilities	505	(4)	501
Contract liability	68	19	87
Deficit	(1,481)	(15)	(1,496)